BALANCE SHEET	Dec. 31, 2020 USD ($)
Assets, Current [Abstract]
Cash	$ 928,766
Prepaid expenses	349,388
Total Current Assets	1,278,154
Cash and marketable securities held in Trust Account	275,038,028
TOTAL ASSETS	276,316,182
Current liabilities
Accrued expenses	93,136
Accrued offering costs	48,965
Total Current Liabilities	142,101
Warrant liability	34,974,813
Deferred underwriting fee payable	9,625,000
Total Liabilities	44,741,914
Commitments and Contingencies
Stockholder's Equity
Additional paid-in capital	10,280,339
Accumulated deficit	(5,281,503)
Total Shareholders' Equity	5,000,008
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	276,316,182
Class A common stock
Current liabilities
Class A ordinary shares subject to possible redemption, 22,657,426 shares at $10.00 per share	226,574,260
Stockholder's Equity
Common stock	484
Class B common stock
Stockholder's Equity
Common stock	$ 688